Note E - Premises and Equipment	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
E
- Premises and Equipment

Following is a summary of premises and equipment at
December
31:
	2016	2015
Land	$2,348	$2,055
Buildings	13,247	10,890
Leasehold improvements	1,238	2,066
Furniture and equipment	5,085	4,334
	21,918	19,345
Less accumulated depreciation	9,135	8,941
Total premises and equipment	$12,783	$10,404

The following is a summary of the future minimum operating lease payments for facilities leased by the Company. Operating lease expense was
$464
in
2016,
$464
in
2015,
and
$515
in
2014.

2017	$332
2018	181
2019	54
2020	49
2021	25
$641